Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Changes In Accumulated Other Comprehensive Income By Components

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on available-for-sale marketable securities	Pension and post-retirement benefit plans	Foreign currency translation differences	Total
Balance as of December 31, 2016	$15,261	$17	$(46,807)	$(40,652)	$(72,181)
Other comprehensive income (loss) before reclassifications	25,306	—	(4,441)	7,421	28,286
Amount reclassified from accumulated other comprehensive income (loss)	(47,530)	(6)	3,779	—	(43,757)
Net current-period other comprehensive income (loss)	(22,224)	(6)	(662)	7,421	(15,471)
Balance as of December 31, 2017	$(6,963)	$11	$(47,469)	$(33,231)	$(87,652)

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on available-for-sale marketable securities	Pension and post-retirement benefit plans	Foreign currency translation differences	Total
Balance as of December 31, 2015	$8,520	$28	$(46,751)	$(33,407)	$(71,610)
Other comprehensive income (loss) before reclassifications	18,619	—	(3,642)	(7,245)	7,732
Amount reclassified from accumulated other comprehensive income (loss)	(11,878)	(11)	3,586	—	(8,303)
Net current-period other comprehensive income (loss)	6,741	(11)	(56)	(7,245)	(571)
Balance as of December 31, 2016	$15,261	$17	$(46,807)	$(40,652)	$(72,181)

Schedule Of Estimated Useful Life Of Assets	Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2-20
Instruments, machinery and equipment	3-33
Office furniture and other	4-33
Motor vehicles	12-33	(Mainly 15%)

(*)	Prepayments for operating leases and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

Schedule Of Warranty Liability	Changes in the Company’s provision for warranty, which is included mainly in other payables and accrued expenses in the balance sheet, are as follows:

	2017	2016
Balance, at January 1	$245,728	$191,948
Warranties issued during the year	75,819	111,835
Reduction due to warranties expired or claimed during the year	(126,068)	(58,055)
Additions resulting from acquisitions	2,747	—
Balance, at December 31	$198,226	$245,728

Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis	Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at
	December 31, 2017 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Available-for-sale marketable securities:
Government bonds	$1,415	$—	$—
Corporate bonds	—	11,956	—
Foreign currency derivatives and option contracts	—	5,953	—
Cross-currency interest rate swap	—	24,009	—
Investment elected to be accounted for using the fair value method	—	—	5,114
Liabilities
Foreign currency derivative and option contracts	—	(12,200)	—
Total	$1,415	$29,718	$5,114

	Fair value measurement at
	December 31, 2016 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Available-for-sale marketable securities:
Government bonds	$1,051	$—	$—
Corporate bonds	—	12,319	—
Foreign currency derivatives and option contracts	—	14,218	—
Cross-currency interest rate swap	—	10,339	—
Investment elected to be accounted for using the fair value method	—	—	5,107
Liabilities
Foreign currency derivative and option contracts	—	(3,636)	—
Cross-currency interest rate swap	—	(1,798)	—
Total	$1,051	$31,442	$5,107